Redeemable Preferred Stock, Common Stock, Noncontrolling Interests and Stockholders' Equity (Deficit) (Details) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2015	Jun. 30, 2014	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Stockholders Equity [Line Items]
Participating preferred stock shares sold					1,739,130		1,739,130	1,739,130
Stock issued during period, value					$ 16,137,913		$ 44,142,463
Accrued interest							353,728
Value of repurchase of shares								$ (3,312,500)
Cumulative dividends								3,336,855
Deemed dividend upon repurchase of Series A redeemable preferred stock in excess of carrying value						$ 1,215,000	(1,298,631)	(3,336,855)
Deemed dividends			$ 67,633			$ 1,298,631	1,298,631	$ 3,336,855
Sonnet
Stockholders Equity [Line Items]
Promissory note amount					$ 826,561
Interest rate					3.00%
Carring amount of promisorry note					$ 33,396
Accrued interest					$ 9,791
Series A preferred stock
Stockholders Equity [Line Items]
Series A converted in to common stock					1,969,818
Allocation of preferred stock on initial carrying value basis							$ 5,920,000
Cumulative dividends, annual rate per share							$ 2,000
Repurchase of shares		3,314
Settlement of accrued dividends on preferred stock		$ 864,534
Value of repurchase of shares		$ 6,628,000
Stock repurchased, price per share		$ 2,000
Stock repurchased value paid in cash		$ 4,128,000
Stock repurchased value paid by issuance of notes payable		2,500,000
Cumulative dividends							$ 29,370
Notes payable issued for accrued dividends		864,534
Deemed dividend upon repurchase of Series A redeemable preferred stock in excess of carrying value		3,336,855					83,631
Total consideration paid in excess of carrying value of preferred stock		7,492,534					226,000
Excess of carrying value of the Series A preferred stock		$ 4,155,679					142,370
Series B preferred stock
Stockholders Equity [Line Items]
Additional preferred stock issued								400
Allocation of preferred stock on initial carrying value basis							$ 2,280,000
Redeemable Preferred Stock
Stockholders Equity [Line Items]
Common stock issued upon redemption of preferred stock							289
Allocation of preferred stock shares on fair value basis							$ 10,995,000
Cumulative dividends, annual rate per share							$ 100
Increased dividend rate for payment of cumulative dividends							$ 120
Preferred Units | Parilis
Stockholders Equity [Line Items]
Repurchase of shares				1,215
Value of repurchase of shares				$ 2,761,818
Stock repurchased, price per share				$ 2,000
Preferred stock unpaid dividends				$ 331,818
Deemed dividends				1,215,000
Total consideration paid in excess of the carrying value of the redeemable noncontrolling interest				$ 1,546,818
Common stock
Stockholders Equity [Line Items]
Shares issued during period					573,788		1,765,511
Shares issued, price per share					$ 29.05		$ 25.79
Stock issued during period, value	$ 4,280,149				$ 5,734		$ 44,142,463
Common stock, voting rights							one vote
Repurchase of shares		960,144						(960,144)
Stock repurchased, price per share		$ 3.45
Common stock | Redeemable Preferred Stock, Common Stock and Noncontrolling Interests
Stockholders Equity [Line Items]
Shares issued during period								1,739,130
Stock issued during period, value								$ 10,895,000
Common stock | Redeemable Common Stock
Stockholders Equity [Line Items]
Stock issuance costs								$ 105,000
Common stock | Redeemable Common Stock | Investor One
Stockholders Equity [Line Items]
Shares issued during period								1,159,420
Shares issued, price per share								$ 6.04
Common stock redemption price per share								$ 12.08
Common stock | Redeemable Common Stock | Investor Two
Stockholders Equity [Line Items]
Shares issued during period								579,710
Shares issued, price per share								$ 6.90
Common stock redemption price per share								$ 13.80
Common stock | Series A preferred stock
Stockholders Equity [Line Items]
Common stock issued upon redemption of preferred stock								289
Common stock | Series B preferred stock
Stockholders Equity [Line Items]
Sale of stock, number of shares issued								1,119,565
Common stock issued upon redemption of preferred stock								289
Preferred Stock | Series A preferred stock | Redeemable Preferred Stock, Common Stock and Noncontrolling Interests
Stockholders Equity [Line Items]
Participating preferred stock shares sold								6,995
Repurchase of Series A redeemable preferred stock and deemed dividends (in shares)							113	3,314
Preferred Stock | Series B preferred stock | Redeemable Preferred Stock, Common Stock and Noncontrolling Interests
Stockholders Equity [Line Items]
Participating preferred stock shares sold								3,600